UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2011

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.0%
Arizona - 2.2%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$939,480
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,181,440
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,000,000	6,347,320
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,304,400
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,086,660

Total Arizona				18,859,300

Arkansas - 0.1%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,025,070	(a)

California - 10.9%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,703,501
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,562,055
California EFA Revenue:
College and University Financing Program	5.000%	2/1/12	1,440,000	1,446,293
College and University Financing Program	5.000%	2/1/14	1,595,000	1,643,344
College and University Financing Program	5.000%	2/1/15	1,670,000	1,723,841
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,244,160
California State Prisons LA	5.250%	10/1/25	2,870,000	3,017,030
California State Prisons LA	5.000%	10/1/28	3,500,000	3,502,555
Various Capital Projects	5.125%	10/1/31	2,000,000	1,979,000
California Statewide CDA Revenue:
East Campus Apartments LLC	5.625%	8/1/34	1,000,000	974,250
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	13,582,660
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,762,905
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,151,720
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,509,289	(b)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	34,723,150
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,161,750
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,089,575
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	4,713,800

Total California				91,490,878

Colorado - 4.4%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,317,405
Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,406,997
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	1,871,420
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,058,310
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	19,682,640
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,331,080
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,194,270	(b)

Total Colorado				36,862,122

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.3%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	$3,945,000	$2,817,243	(a)

Delaware - 4.7%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	26,737,420
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	814,180
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	12,133,200

Total Delaware				39,684,800

Florida - 1.6%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	943,240
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	922,640	(a)
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	2,000,000	1,968,840
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	1,793,150
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,087,300	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	2,753,940	(c)

Total Florida				13,469,110

Georgia - 2.3%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,202,824
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,840,690
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	733,775
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,131,905
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,500,000	1,500,780

Total Georgia				19,409,974

Hawaii - 2.1%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	6.400%	11/15/14	2,100,000	2,111,613
Craigside Retirement Residence	7.500%	11/15/15	6,200,000	6,290,210
Craigside Retirement Residence	8.750%	11/15/29	800,000	910,168
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,550,640

Total Hawaii				17,862,631

Illinois - 4.5%
Illinois Development Finance Authority Revenue:
Chicago Charter School Foundation Project	6.250%	12/1/32	2,000,000	2,126,380	(b)
Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,188,705	(a)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	5,036,550
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	11,888,494
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,609,880
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,527,825

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project	5.250%	6/15/50	$10,000,000	$10,089,100

Total Illinois				37,466,934

Indiana - 2.2%
Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project	6.125%	8/1/31	2,000,000	2,103,080	(b)
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	15,080,250
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,416,870

Total Indiana				18,600,200

Kentucky - 2.2%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	15,678,600
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,492,975

Total Kentucky				18,171,575

Louisiana - 0.4%
Epps, LA, COP	8.000%	6/1/18	855,000	861,216
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	619,818
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,583,429

Total Louisiana				3,064,463

Maryland - 5.5%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,005,610
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	8,988,030
Transportation Facilities Project	5.750%	6/1/35	21,625,000	21,596,239
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,073,350
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	9,410,580
Washington Christian Academy	5.250%	7/1/18	250,000	100,000	(d)
Washington Christian Academy	5.500%	7/1/38	1,170,000	468,000	(d)

Total Maryland				46,641,809

Massachusetts - 3.9%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,185,000	1,004,596	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,220,440
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	9,796,000
Suffolk University	5.750%	7/1/39	13,740,000	14,106,720
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	3,782,200

Total Massachusetts				32,909,956

Michigan - 2.6%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,488,940
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,644,254
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,661,440

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	$10,000,000	$10,516,300
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,728,520

Total Michigan				22,039,454

Minnesota - 0.4%
Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project	8.000%	9/1/30	1,600,000	1,633,616
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	472,069
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,203,579

Total Minnesota				3,309,264

Missouri - 0.6%
Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project	5.000%	3/1/12	155,000	155,160
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,006,820
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,049,520
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,618,584

Total Missouri				4,830,084

Montana - 0.3%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,960,000	2,846,099	(a)

New Jersey - 1.6%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	376,792
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	11,000,000	9,752,600	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,185,569

Total New Jersey				13,314,961

New Mexico - 0.9%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,526,870
COP, Jail Project Revenue	6.000%	4/1/23	500,000	444,530
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,468,840
COP, Jail Project Revenue	6.000%	4/1/28	500,000	421,925

Total New Mexico				7,862,165

New York - 7.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	33,277,698
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,343,675
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	965,000	1,028,787
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	10,588,800
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	2,983,035
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,160,000	2,027,570
Special Needs Facilities Pooled Program	8.125%	7/1/19	675,000	683,856

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	$7,000,000	$7,369,740

Total New York				60,303,161

Ohio - 1.2%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	469,630
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,440,000	2,446,002
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,050,250
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,002,360

Total Ohio				9,968,242

Oklahoma - 1.0%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	105,000	111,316	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,053,630
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,283,010

Total Oklahoma				8,447,956

Oregon - 0.1%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	630,000	667,138	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	370,000	364,998

Total Oregon				1,032,136

Pennsylvania - 4.1%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,087,000	(b)
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	4,810,000	3,874,166
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,710,500
Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center	6.200%	7/1/26	1,000,000	999,980
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,206,800
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	1,000,000	932,700
Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Revenue Bonds, Bible Fellowship Church Home Inc.	7.750%	11/1/33	3,500,000	3,526,145
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	900,000	788,247
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,436,969
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,250,150
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,001,980	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,241,950

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	$3,500,000	$3,610,530

Total Pennsylvania				34,667,117

Puerto Rico - 2.6%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	5,000,000	5,044,650
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	9,288,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	7,495,320

Total Puerto Rico				21,827,970

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	697,610

South Carolina - 0.2%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	1,835,520

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	876,220

Texas - 18.3%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,764,001	(d)
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,945,000	2,052,135
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,602,100
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,041,550
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	544,964
Capital Appreciation	0.000%	1/1/38	2,000,000	339,940
Capital Appreciation	0.000%	1/1/40	2,200,000	326,546
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,141,112
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,062,320
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	915,750	(a)
Garza County, TX, Public Facility Corp.	5.500%	10/1/19	1,400,000	1,408,330
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	3,000,000	3,035,370	(a)(e)(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	4,996,098
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	6,645,000	6,083,763	(a)
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,615,000	14,921,850
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	452,083
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,518,375
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	980,000	866,526
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,270,100
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,166,280
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,996,796
San Leanna Educational Facilities Corp., Education Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Saint Edwards University Project	5.000%	6/1/20	$1,000,000	$1,046,970
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,064,960
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project	5.750%	11/15/12	1,100,000	1,119,954
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,700,000	(d)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	6,797,960
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	29,932,000
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	31,774,378
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,093,080
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,018,170
Uplift Education	5.875%	12/1/36	1,000,000	969,980
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	3,000,000	3,119,100
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	610,000	544,193

Total Texas				153,686,734

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	7,995,375

Virginia - 2.5%
Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project	8.125%	4/1/30	870,000	872,662
Broad Street CDA Revenue	7.500%	6/1/33	748,000	842,847	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,109,860	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,330,000	2,266,181	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,330,000	2,266,181	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,505,900

Total Virginia				20,863,631

West Virginia - 0.4%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	2,991,480

Wisconsin - 0.5%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,024,800
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,034,220
Marshfield Clinic	6.000%	2/15/25	1,500,000	1,504,260

Total Wisconsin				4,563,280

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $768,978,158)				782,294,524

SHORT-TERM INVESTMENTS - 5.4%
California - 0.8%
California Municipal Finance Authority Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.080%	11/1/35	400,000	400,000	(g)(h)
California State Economic Recovery, GO, LOC- Bank of America N.A.	0.110%	7/1/23	1,700,000	1,700,000	(g)(h)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Statewide CDA Revenue, Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.090%	12/1/37	$4,365,000	$4,365,000	(g)(h)

Total California				6,465,000

Florida - 1.1%
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.130%	12/1/33	9,080,000	9,080,000	(g)(h)

Illinois - 0.2%
Illinois Finance Authority Revenue, University of Chicago Medical Center, LOC-Bank of America N.A.	0.110%	8/1/43	1,500,000	1,500,000	(g)(h)

Louisiana - 0.1%
St. James Parish, LA, PCR, Texaco Inc. Project	0.080%	7/1/12	1,200,000	1,200,000	(g)(h)

Michigan - 1.6%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.100%	7/1/37	13,505,000	13,505,000	(g)(h)

New York - 0.4%
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.450%	11/1/22	3,095,000	3,095,000	(g)(h)

North Carolina - 1.2%
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.180%	2/1/28	10,525,000	10,525,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $45,370,000)				45,370,000

TOTAL INVESTMENTS - 98.4% (Cost - $814,348,158#)				827,664,524
Other Assets in Excess of Liabilities - 1.6%				13,182,926

TOTAL NET ASSETS - 100.0%				$840,847,450

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	The coupon payment on these securities is currently in default as of October 31, 2011.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2011

LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2011

Summary of Investments by Industry*

Health Care	21.1%
Industrial Revenue	18.5
Transportation	16.7
Education	12.6
Special Tax Obligation	8.7
Power	6.0
Other	3.3
Leasing	2.8
Solid Waste/Resource Recovery	1.5
Pre-Refunded/Escrowed to Maturity	1.5
Local General Obligation	0.9
Housing	0.7
Water & Sewer	0.2
Short-Term Investments	5.5

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2011 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	0.1%
AA/Aa	1.8
A	18.2
BBB/Baa	52.5
BB/Ba	4.9
B/B	1.6
CCC/Caa	0.1
D	0.3
A-1/VMIG 1	5.5
NR	15.0

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See pages 11 through 13 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protection necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — Fitch rating indicating default is real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$782,294,524	—	$782,294,524
Short-term investments†	—	45,370,000	—	45,370,000

Total investments	—	$827,664,524	—	$827,664,524

Other financial instruments:
Futures contracts	$1,843,884	—	—	$1,843,884

Total	$1,843,884	$827,664,524	—	$829,508,408

Notes to Schedule of Investments (unaudited) (continued)

(b) Futures Contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,447,075
Gross unrealized depreciation	(18,130,709)

Net unrealized appreciation	$13,316,366

At October 31, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	305	12/11	$44,248,415	$42,404,531	$1,843,884

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at October 31, 2011.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Contracts	$1,843,884

During the period ended October 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$21,476,289

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 27, 2011

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: December 27, 2011